April 25, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:     Mr. Mark Cowan

Document Control – EDGAR

RE:          Ameriprise Certificate Company

Ameriprise Flexible Savings Certificate

Post-Effective Amendment No. 50

File No. 2-95577

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Flexible Savings Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on April 20, 2018.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Tara Tilbury
Tara Tilbury
Vice President and Chief Counsel
Ameriprise Financial, Inc.